SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Explanation of effect of share-based payments on entity's profit or loss
The total expense relating to share-based payments includes accrued compensation expense related to plans granted in the current period, plans granted in the prior period and adjustments to compensation associated with mark-to-market adjustments on cash-settled plans, as follows:

For the years ended December 31,	2019	2018
Expense related to equity-settled compensation plans	$4.6	$5.2
Expense related to cash-settled compensation plans	10.4	0.1
Total expense recognized as compensation expense	$15.0	$5.3

As at December 31,	2019	2018
Total carrying amount of liabilities for cash-settled arrangements (Note 26)	$28.0	$18.6

Additional information about share-based payment arrangements
The following table summarizes the equity instruments outstanding related to share-based payments.

As at December 31, (In thousands)	2019	2018
Share options outstanding (i)(ii)(iii)	1,286	1,772
Restricted share units ("RSU") (iv)	2,448	2,284
Deferred share units ("DSU") (v)	4,881	4,802
Performance share units ("PSU") (vi)	2,274	2,457
(i)The aggregate maximum number of common shares that may be reserved for issuance under the Company's Share Incentive Plan is 24.9 million (2018: 24.9 million).
(ii)As at December 31, 2019, 1,286,448 share options with a weighted average exercise price of C$7.98 were outstanding and exercisable (December 31, 2018: 1,772,365 share options with a weighted exercise price of C$7.80 outstanding and exercisable).
(iii)During the year ended December 31, 2019, no share options were granted, and 485,917 share options expired.
(iv)During the year ended December 31, 2019, the Company granted 1,240,135 RSUs with a weighted average grant date fair value of C$3.45 per RSU; a total of 1,021,282 RSUs vested and the Company credited $3.4 million (2018: $2.3 million) to share capital in respect of RSUs that vested during the year. There were a total of 54,873 RSUs cancelled during the year ended December 31, 2019.
(v)During the year ended December 31, 2019, the Company granted 490,576 DSUs and recorded an expense of $1.3 million, and 411,790 DSUs were settled. During the first quarter of 2017, the Company entered into a derivative contract to mitigate the volatility of share price on DSU compensation, effectively locking in the exposure of the Company for 3 million DSUs (approximately 80% of outstanding DSUs at the time) at a value of C$3.5002 per share. For the year ended December 31, 2019, the Company recorded a mark-to-market loss on DSUs of $7.1 million and a mark-to-market gain on the DSU hedge of $4.4 million.
(vi)During the year ended December 31, 2019, 1,094,266 PSU units were granted with an expiry date of December 31, 2021 and a fair value of C$6.76 per unit at December 31, 2019. There were payouts of 1,226,393 PSU units and cancellation of 51,280 PSU units during the year ended December 31, 2019.